File Nos. 33-69712/811-8052

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

               Pre-Effective Amendment No.                              [   ]

               Post-Effective Amendment No.  14                          [X]


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No. 26                           [X]

                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                               (Name of Depositor)

  5069 154th Place N.E., Redmond, Washington                    98052
 (Address of Depositor's Principal Executive Offices)        (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             JACQUELINE M. VENEZIANI
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



        Approximate date of Proposed Public Offering . . . . . . . . . .
                  As Soon as Practicable after Effective Date


It is proposed that this filing will become effective:

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]     On (date), pursuant to paragraph (b) of Rule 485
[x]     60 days after filing pursuant to paragraph (a) of Rule 485
[ ]     On ___________ pursuant to paragraph (a) of Rule 485



If appropriate, check the following:

     __________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2002 on or about March 28, 2003.

                                     PART A

                                   PROSPECTUS


                                Spinnaker(R)
                          Variable Annuity         SAFECO RESOURCE SERIES TRUST
                                                   o        Safeco RST Core Equity Portfolio
                                 issued by         o        Safeco RST Growth Opportunities Portfolio
                                                   o        Safeco RST Multi-Cap Growth Portfolio
                           SAFECO SEPARATE         o        Safeco RST Bond Portfolio
                                 ACCOUNT C         o        Safeco RST Money Market Portfolio
                                                   o        Safeco RST Small-Cap Value Portfolio
                                       and
                                                   AIM VARIABLE INSURANCE FUNDS
                               SAFECO LIFE         o        AIM V.I. Aggressive Growth Fund (Series I shares)
                         INSURANCE COMPANY         o        AIM V.I. Capital Development Fund (Series II shares)
                                                   o        AIM V.I. International Growth  Fund (Series II shares)

   This prospectus describes an individual         AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        flexible premium deferred variable         o        American Century VP Balanced
  annuity contract, the Spinnaker Variable         o        American Century VP International
  Annuity Contract, and contains important         o        American Century VP Value
        information. Please read it before         o        American Century VP Ultra Class II
  investing and keep it on file for future
       reference. This prospectus does not         DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")
constitute an offering in any jurisdiction         o        Dreyfus IP - MidCap Stock Portfolio - Initial Shares
                 in which the contract may         o        Dreyfus IP - Technology Growth Portfolio - Initial Shares
                     not lawfully be sold.
                                                   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.- INITIAL SHARES
 Investment in a variable annuity contract
        is subject to risks, including the         DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
 possible loss of principal. The contracts         o        Dreyfus VIF - Appreciation Portfolio - Initial Shares
    are not deposits or obligations of, or         o        Dreyfus VIF - Quality Bond Portfolio - Initial Shares
  guaranteed or endorsed by, any financial
       institution; and are not insured or         DREYFUS STOCK INDEX FUND, INC.- SERVICE SHARES
         guaranteed by the Federal Deposit
       Insurance Corporation, or any other         FEDERATED INSURANCE SERIES
                        government agency.         o        Federated High Income Bond Fund II
                                                   o        Federated Capital Income Fund II
  Neither the SEC nor any state securities
 commission has approved or disapproved of         FIDELITY(R)VARIABLE INSURANCE PRODUCTS
    these securities or determined if this         o        Fidelity(R)VIP Growth Portfolio
   prospectus is accurate or complete. Any         o        Fidelity(R)VIP Contrafund(R)Portfolio
       representation to the contrary is a         o        Fidelity(R)VIP Growth & Income Portfolio
                         criminal offense.         o        Fidelity(R)VIP Equity Income Portfolio
                                                   o        Fidelity(R) VIP Asset Manager SM Portfolio

                                                   FRANKLIN TEMPLETON VARIABLE
                                                   INSURANCE PRODUCTS TRUST

                                                   o        Franklin Small Cap Fund - Class 2
                                                   o        Franklin U.S. Government Fund - Class 2
                                                   o        Mutual Shares Securities Fund - Class 2
                                                   o        Templeton Developing Markets Securities Fund - Class 2
                                                   o        Templeton Growth Securities Fund - Class 2

                       Dated:  May 1, 2004         ING VP NATURAL RESOURCES TRUST
                                                   o        ING VP Natural Resources Trust
 You can allocate your contract cash value
     to the fixed account (which credits a
       specified guaranteed interest rate)
       and/or to Safeco Separate Account C         INVESCO VARIABLE INVESTMENT FUNDS, INC.
    ("Separate Account"), which invests in         o        INVESCO VIF-Real Estate Opportunity Fund
          the portfolios listed here.  The         o        INVESCO VIF - Health Sciences Fund
    portfolio prospectuses for each of the
 portfolios available through the Separate         J.P. MORGAN SERIES TRUST II
     Account should be read in conjunction         o        JPMorgan Mid Cap Value Portfolio
 with this prospectus and, if not included         o        JPMorgan International Equity Portfolio
    with this prospectus, are available by
                     request at no charge.





         To learn more about the Spinnaker
 Variable Annuity Contract, you can obtain
     a copy of the Statement of Additional
  Information (SAI) dated May 1, 2004. The
    SAI has been filed with the Securities
      and Exchange Commission (SEC) and is
  legally part of the prospectus.  You may
   request a free copy of the SAI, a paper
      copy of this prospectus, if you have
 received it in an electronic format, or a
      prospectus for any of the underlying
              portfolios, by calling us at
   1-800-472-3326 or writing us at: PO Box
        34690, Seattle, WA 98124-1690. The
table of contents for the SAI can be found
    at the end of this prospectus. The SEC
 maintains a website at http://www.sec.gov
                        ------------------
           that contains the SAI, material
      incorporated by reference, and other
 information regarding companies that file
                           electronically.










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TABLE OF CONTENTS                                         Page
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SUMMARY

FEE TABLE

EXAMPLES

1.       THE ANNUITY CONTRACT
     Owner
     Annuitant
     Beneficiary
     Change of Ownership

2.       ANNUITY PAYMENTS (INCOME PHASE)
     Changing Portfolios During the Income Phase

3.       PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units
     Right to Examine

4.       INVESTMENT OPTIONS
     Variable Investment Options
     Additions, Deletions or Substitution of Investments
     Voting Rights
     Fixed Account
     Transfers
     Scheduled Transfers
       Dollar Cost Averaging
       Appreciation or Interest Sweep
       Portfolio Rebalancing
       Asset Allocation
     Limits on Excessive Transfers

5.       CHARGES & EXPENSES
     Insurance Charges
     Annual Administration Maintenance Charge
     Contingent Deferred Sales Charge
     Withdrawal Charge
     Transfer Charge
     Premium Taxes
     Optional Benefit Charges
     Income or Other Taxes
     Portfolio Expenses

6.       TAXES
     Annuity Contracts in General
     Death Benefits
     Qualified Contracts
     Withdrawals from Roth IRAs
     Withdrawal for Investment Adviser Fees
     Optional Benefit Riders - Non-qualified Contracts
     Non-qualified Contracts
     Taxation of Annuity Payments
     Exchanges
     Diversification
     Tax Withholding

7.       ACCESS TO YOUR MONEY
     Free Withdrawal Amount
     Healthcare Confinement
     Repetitive Withdrawals
     Withdrawal Restrictions on TSA or 403(b)
     Withdrawal Restrictions on Texas Optional
       Retirement Program ("Texas ORP")
     Minimum Value Requirements

8.       DEATH BENEFIT
     Death During the Accumulation Phase
         Basic Death Benefit
         Calculation of Death Benefit
         Payment of Death Benefit
     Death During the Income Phase
     Optional Death Benefits
         Minimum Guaranteed Death Benefit - Annual
            Reset ("MGDB - Annual Reset")
         Earnings Enhancement Benefit ("EEB")
     Limitation on Death Benefit
     Beneficiary

9.       OTHER INFORMATION
     Safeco Life
     Separate Account
     General Account
     Distribution (Principal Underwriter)
     Legal Proceedings
     Right to Suspend Annuity Payments, Transfers, or Withdrawals
     Reduction of Charges or Additional Amounts Credited
     Website Information
     Financial Statements

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A:       CALCULATION OF EEB OPTIONAL DEATH BENEFIT

APPENDIX B:       ACCUMULATION UNIT VALUE HISTORY

                             INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                       Page
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Payments
Annuity Unit
Beneficiary
Contract Value
Fixed Account
Home Office
Income Phase
Joint Owner
NYSE
Net Investment Factor
Non-qualified
Owner
Portfolios
Purchase Payment
Qualified
Tax Deferral
You

================================================================================
                                     Summary
================================================================================
        Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

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THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Safeco Life Insurance Company ("Safeco Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and a fixed account. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate set and guaranteed by Safeco Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

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ANNUITY PAYMENTS (INCOME PHASE)
--------------------------------------------------------------------------------

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. However, switching to the income phase does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.




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PURCHASE
--------------------------------------------------------------------------------

You can buy the contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the accumulation phase. Any purchase payment in excess of $1 million dollars requires our prior approval. Lower limits apply to a contract purchased in connection with a retirement plan. Purchase payments can be as little as $100 if they are made automatically from your checking or savings account.

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INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Currently, the separate account invests in 43 portfolios, however, not all investment options may be available for all policies. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

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CHARGES & EXPENSES
--------------------------------------------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.40% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the fixed account.

Each contract year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30, however this charge may be changed, but will never exceed $35 per contract year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 8% in the first contract year and decreases one percent each contract year until the ninth and later contract years when there is no charge.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.
In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

For contracts issued on or after May 1, 2004, additional death benefit options are available. If you elect one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you have elected. If you elect the Minimum Guaranteed Death Benefit--Annual Reset ("MGDB-Annual Reset") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. If you elect the Earnings Enhancement Benefit ("EEB") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the fixed account.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2003, these expenses ranged from _______% to _______%.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a more detailed discussion.

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TAXES
--------------------------------------------------------------------------------

Generally, earnings and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

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ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

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PERFORMANCE
--------------------------------------------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

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DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before moving to the income phase, we will pay a death benefit as described in Section 8 - Death Benefits. If your contract was purchased on or after May 1, 2004, there are two optional death benefits available for selection. You may elect none, one or both benefits at the time you purchase your contract.

     Minimum Guaranteed Death Benefit--Annual Reset Rider ("MGDB - Annual Reset") resets the minimum guaranteed death benefit annually each contract anniversary until the oldest owner attains age 75. This rider is not available for Tax Sheltered Annuities ("TSA") or Deferred Compensation Plans ("457 ").

     Earnings Enhancement Benefit Rider ("EEB") may add 25% or 40% (depending on the age of the oldest owner on the issue date of the contract) of your contract's earnings, if any, to the death benefit payable at your death. This rider is only available for non-qualified contracts.


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Right to Examine. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive:

o whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

o        a return of purchase payments; or


o the greater of the two, depending on state law requirements or if your contract is an IRA or ROTH IRA.

Transactions. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:

o Dollar Cost Averaging: You may elect to automatically transfer a set amount from any portfolio or the fixed account to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.
o Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the fixed account or earnings from the Safeco RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.
o Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

o Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase. Any money you receive may result in contract charges, income taxes, and tax penalties.
o Asset Allocation: You may elect to have your purchase payments allocated to the variable portfolios in accordance with one of five asset allocation models available. Once every quarter, your investment in the portfolios will be adjusted to bring it back in alignment with the model you have selected.

Qualified Contracts. You may purchase the contract as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457"), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other Individual Retirement Arrangements and Roth Individual Retirement Arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.

Exchanges. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will very probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

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INQUIRIES
--------------------------------------------------------------------------------

If you need more information, please contact us at our "Home Office":

     Safeco Life Insurance Company
     5069 154th Place N.E.
     Redmond, WA  98052
     1-800-472-3326
     http://www.safecofinancial.com

================================================================================

===============================================================================

                       SAFECO SEPARATE ACCOUNT C FEE TABLE
===============================================================================
The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

              OWNER TRANSACTION EXPENSES                MAXIMUM AMOUNT DEDUCTED                     CURRENT AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE                                8%                                       Year 1 8%
(As a percentage of the amount withdrawn)
----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE
 (Assessed for each withdrawal after the first withdrawal       $25                           $25 or 2% of amount withdrawn
 in a contract  year)                                                                               whichever is less
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE
(Assessed for each  transfer in excess of                       $10                             $10 or 2% of amount transferred
12 transfers in a contract year)                                                                    whichever is less

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The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

       ------------------------------------------------------------------- -------------------------------------------------

                                PERIODIC CHARGES
             (Not Including Portfolio Operating Fees And Expenses)                         AMOUNT DEDUCTED
                                                                           ------------------------- -----------------------
                                                                              MAXIMUM GUARANTEED         CURRENT CHARGE
                                                                                    CHARGE
       ------------------------------------------------------------------- ------------------------- -----------------------


       ANNUAL ADMINISTRATION MAINTENANCE CHARGE(1)                                     $35                      $30
       ------------------------------------------------------------------- ------------------------- -----------------------
       SEPARATE ACCOUNT ANNUAL EXPENSES  (As a percentage of average account value)
       ------------------------------------------------------------------- ------------------------- -----------------------
                Mortality And Expense Risk Charge                                   1.25%                    1.25%
                Asset Related Administration  Charge                                0.15%                    0.15%
                                                                                    -----                    -----
                TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                              1.40%                    1.40%
                                                                                    =====                    =====
        ------------------------------------------------------------------- -------------------------------------------------

       CHARGES FOR OPTIONAL FEATURES(2)
       ------------------------------------------------------------------- -------------------------------------------------

       MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET                              0.20%                    0.20%
       (As a percentage of the average daily contract value invested in the portfolios)
       ---------------------------------------------------------------------------------------------------------------------
       EARNINGS ENHANCEMENT BENEFIT                                                 0.15%                    0.15%
       (As a percentage of the average daily contract value invested in the portfolios and in the fixed account)
       ------------------------------------------------------------------- ------------------------- -----------------------

       TOTAL WITH ALL OPTIONAL FEATURES                                             1.75%                    1.75%
                                                                                    =====                    =====
       ------------------------------------------------------------------- ------------------------- -----------------------

       1    We do not deduct this charge if the contract value is at least
            $50,000 when the deduction is to be made.
       2    The optional death benefit riders are described in Section 8 "Death
            Benefit" and are only available for contracts purchased on or after May 1, 2004.





 The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/03. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.

---------------------------------------------------------------------- ------------------------------- ----------------------------
              TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           Minimum                         Maximum
---------------------------------------------------------------------- ------------------------------- ----------------------------
---------------------------------------------------------------------- ------------------------------- ----------------------------
Expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses
---------------------------------------------------------------------- ------------------------------- ----------------------------






===================================================================================================================================
                                        SAFECO SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                                                (as a percentage of average net assets)
===================================================================================================================================
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio. In some cases, the portfolio advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses.
For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have agreements with each of the non-Safeco portfolio managers that describe the administrative practices and responsibilities of the parties.
To the extent it performs services for the portfolio, Safeco Life may receive an asset based administrative fee from the portfolio's advisor or distributor.
These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.

================================================== ============= ============== =================== =============== ===============
                                                                                                                          Net Total
                                                                                                                             Annual
                                                                                                                          Portfolio
                                                                                                                          Operating
                                                            Distribution                 Total Annual    Contractual       Expenses
                    PORTFOLIO                                 Service                    Portfolio        Expense        (After any
                                             Management      (12b-1)        Other       Operating       Waiver or     reimbursement
                                                Fees          Fees        Expenses       Expenses     Reimbursement     and waiver
                                                                                                                        agreements)

-------------------------------------------------- ---------------------------- ---------------------------- ----------------------
Safeco RST Equity Portfolio
Safeco RST Growth Opportunities Portfolio
Safeco RST Northwest Portfolio
Safeco RST Bond Portfolio
Safeco RST Small Company Value Portfolio
Safeco RST Money Market Portfolio

AIM V.I. Aggressive Growth Fund (Series I shares)
AIM V.I. Growth Fund (Series I shares)(2)
AIM V.I. Capital Development Fund (Series II shares)
AIM V.I. International Growth Fund (Series II shares)

American Century VP Balanced
American Century VP International
American Century VP Value
American Century VP Ultra  Class II

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Dreyfus IP - MidCap Stock Portfolio - Initial Shares
Dreyfus IP - Technology Growth Portfolio - Initial Shares
Dreyfus VIF - Appreciation Portfolio - Initial Shares
Dreyfus VIF - Quality Bond Portfolio - Initial Shares
Dreyfus Stock Index Fund - Service Shares

Federated High Income Bond Fund II
Federated Capital Income Fund II
Federated International Equity Fund II(5)

(Initial Class shares only)
Fidelity VIP Growth Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Growth Opportunities Portfolio(2)
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity VIP Asset Manager Portfolio

Franklin Small Cap Fund - Class  2
Franklin U.S. Government  Fund - Class  2
Templeton Developing Markets Securities Fund - Class 2
Templeton Growth Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2

INVESCO VIF - Real Estate Opportunity Fund
INVESCO VIF - Health Sciences Fund

JPMorgan U.S. Large Cap Core Equity Portfolio(2)
JPMorgan International Opportunities Portfolio
JPMorgan Mid Cap Value Portfolio

ING VP Natural Resources Trust
ING VP Emerging Markets Fund(5)

Scudder VS I Balanced Portfolio(2)
Scudder VS I International Portfolio(2)



The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.




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                                                             EXAMPLES
===================================================================================================================================

These  examples  are  intended to help you compare the cost of  investing in the contract with the cost of investing in other variable annuity  contracts.  These costs include  contract owner  transaction  expenses,  contract  fees,  separate account annual  expenses,  and the portfolio fees and expenses.  For purposes of calculating the examples,  the maximum annual administration  maintenance charge of $35 has been converted into a percentage  based on a ratio of the anticipated total annual administration maintenance charges collected during the year to the anticipated  total average net assets of all the contracts  issued from Separate
Account C. The examples do not reflect premium taxes that may apply depending on the state where you live,  and assume no transfer  fee or  withdrawal  fees were imposed.  The  examples  also do not take into  consideration  any fee waiver or expense  reimbursement  arrangements  of the  underlying  portfolios.  If  these arrangements were taken into  consideration,  the expenses shown would be lower.
We based annual  expenses of the  underlying  portfolios on data provided by the
portfolio   companies  for  the  year  ended  December  31,  2003.  We  did  not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5% .

==================================================================================================================================

                                                 EXAMPLES WITH STANDARD FEATURES
===================================================================================================================================
You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year and that you do not elect either the MGDB-Annual Reset or the EEB.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

               THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY
OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------


===================================================================================================================================

                                         EXAMPLES WITH EARNINGS ENHANCEMENT BENEFIT RIDER
===================================================================================================================================

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected the EEB but not the MGDB-Annual Reset and that your investment has a 5% return each year.

THE  FOLLOWING  EXAMPLE  ASSUMES  THE  HIGHEST  FEES AND  EXPENSES OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------



THE  FOLLOWING  EXAMPLE  ASSUMES  THE  LOWEST  FEES AND  EXPENSES  OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------


===================================================================================================================================

                               EXAMPLES WITH MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET RIDER
===================================================================================================================================

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below, assuming that you elected the MGDB- Annual
Reset but not the EEB and that your investment has a 5% return each year.


THE  FOLLOWING  EXAMPLE  ASSUMES  THE  HIGHEST  FEES AND  EXPENSES OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------


THE  FOLLOWING  EXAMPLE  ASSUMES  THE  LOWEST  FEES AND  EXPENSES  OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------



===================================================================================================================================

               EXAMPLES WITH MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET AND EARNINGS ENHANCEMENT BENEFIT RIDER
===================================================================================================================================

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected MGDB - Annual Reset and EEB and that your investment has a 5% return each year.

THE  FOLLOWING  EXAMPLE  ASSUMES  THE  HIGHEST  FEES AND  EXPENSES OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------


THE  FOLLOWING  EXAMPLE  ASSUMES  THE  LOWEST  FEES AND  EXPENSES  OF ANY OF THE
PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------
 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------
 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------








              Appendix B contains Accumulation Unit value history.

-------------------------------------------------------------------------------
1. THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes a variable annuity contract offered by Safeco Life.

The annuity contract is an agreement between Safeco Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a purchase payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the fixed account affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER
The owner ("you") is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint owners, and beneficiaries and consult your agent or other advisor if you have questions.

ANNUITANT
The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

BENEFICIARY
The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application.

CHANGE OF OWNERSHIP
You can not assign the contract if your contract was issued on or after May 1, 2004. The Owner(s) designated on the application can not be changed or removed during the life of the contract except when a spouse assumes ownership due to your death.

For contracts issued prior to May 1, 2004, you can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

--------------------------------------------------------------------------------
2. ANNUITY PAYMENTS (INCOME PHASE)
--------------------------------------------------------------------------------

You can switch to the income phase at any time after the policy has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. For contracts issued before May 1, 2004, you can switch to the income phase at any time. For all contracts, however, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.

During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans and/or contract versions require that the annuitant be the owner and payee once annuity payments begin.

Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

     o the first available payment date after you elect to begin annuity payments;

     o    the latest annuity date specified in your contract; or

     o    a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant lives, not the annuitant's life expectancy.

     Life Annuity. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shorter than expected life, then fewer annuity payments will be made.

     Life Annuity with Guaranteed Period. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the beneficiary. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

     Joint and Survivor Life Annuity. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.

     Payments Based on a Number of Years. This annuity option is only available after the eighth contract year and if your contract value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. Each annuity payment reduces the number of accumulation units and/or value of the fixed account. Annuity payments continue until the entire value in the portfolios and/or fixed account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value less any contingent deferred sales charge. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy. If your contract value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account. If you elect to have payments delivered by mail, you will be assessed an annual systematic distribution charge. See Section 5 - Charges & Expenses for more information.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

     o the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

     o    an assumed investment return; and

     o    the investment performance of the portfolios you selected.

If actual investment performance of the portfolios exceeds the assumed investment return, the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios may affect the amount of annuity payments.

CHANGING PORTFOLIOS DURING THE INCOME PHASE
After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the fixed account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

--------------------------------------------------------------------------------
3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS
A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a non-qualified contract with a minimum initial investment of $2,000. Additional purchase payments of $250 or more may be added at anytime during the accumulation phase. For a qualified contract, all purchase payments must be $30 or more, unless your retirement plan has a different requirement. Purchase payments for non-qualified contracts and some qualified contracts may be made automatically from your checking or savings account for as little as $100. This is referred to as Systematic Investing. Initial purchase payments in Maine and South Carolina may never be less than $1,000, even if made in connection with a qualified contract or Systematic Investing.

Any purchase payment in excess of $1 million requires our prior approval.

Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. Your contract date is the date your initial purchase payment and all required information are received at Safeco Life.

We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.

ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial purchase payment by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportion as your most recent purchase payment (unless that was a purchase payment you directed us to allocate on a one-time-only basis). You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.

Once we receive a purchase payment, the portion to be allocated to the fixed account is credited as of the day it is received. The portion to be allocated to the portfolios is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control--e.g., if your registered representative does not forward applications or purchase payments to us promptly.


ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the unit of measure an annuity unit.

We calculate the value of an accumulation unit for each portfolio as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.

The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

     o the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

     o the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day, minus

     o the daily insurance charges and any taxes Safeco Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a portfolio, we credit your contract with accumulation units. Similarly, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.
     Example: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities Portfolio.

RIGHT TO EXAMINE
You may cancel the contract without charge by returning it to us or to your Safeco Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Safeco RST Money Market Portfolio until the contract is 15 days old. These amounts will then be allocated in the manner you selected unless you have canceled the contract.



--------------------------------------------------------------------------------
                              4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Variable Investment Options
The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The name, investment objective, and investment adviser of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios which can be obtained without charge by contacting our Home Office. You should read those prospectuses carefully before investing.



                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------


Safeco Resource Series Trust
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Core Equity Portfolio                                                                 Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Growth Opportunities Portfolio                                                        Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Multi-Cap Core  Portfolio                                                             Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Bond Portfolio                                                                        Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Money Market Portfolio                                                                Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Safeco RST Small-Cap Value Portfolio                                                             Safeco Asset Management Company
------------------------------------------------- ---------------------------------------------- ----------------------------------


AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund                                                                  A I M Advisors, Inc.
(Series I shares)
------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. Capital Development Fund                                                                A I M Advisors, Inc.
(Series II shares)
------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. International Growth Fund                                                               A I M Advisors, Inc.
(Series II shares)

------------------------------------------------- ---------------------------------------------- ----------------------------------


American Century Variable Portfolios, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Balanced                                                                     American Century Investment
                                                                                                 Management, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP International                                                                American Century Investment
                                                                                                 Management, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Value                                                                        American Century Investment
                                                                                                 Management, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
American Century VP Ultra Class II                                                               American Century Investment
                                                                                                 Management, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus Investment Portfolios ("Dreyfus IP")
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus IP - MidCap Stock Portfolio - Initial                                                    The Dreyfus Corporation
Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus IP - Technology Growth Portfolio -                                                       The Dreyfus Corporation
Initial Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------

  The Dreyfus Socially Responsible Growth                                                       The Dreyfus Corporation
   Fund, Inc. -Initial Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus Variable Investment Fund ("Dreyfus VIF")
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus VIF - Quality Bond Portfolio - Initial                                                   The Dreyfus Corporation
Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus VIF - Appreciation Portfolio - Initial                                                   The Dreyfus Corporation
Shares                                                                                           Sub-Advised by Fayez Sarofim & Co.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Dreyfus Stock Index Fund, Inc. - Service Shares                                                  The Dreyfus Corporation

------------------------------------------------- ---------------------------------------------- ----------------------------------

Federated Insurance Series
------------------------------------------------- ---------------------------------------------- ----------------------------------
Federated High Income Bond Fund II                                                               Federated Investment Management
                                                                                                 Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Federated Capital Income Fund II                                                                 Federated Investment Management

                                                                                                 Company
                                                                                                 Sub-Advised by Federated Global
                                                                                                 Investment Corp.
------------------------------------------------- ---------------------------------------------- ----------------------------------

Fidelity(R) Variable Insurance Products
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Growth Portfolio                                                              Fidelity Management & Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio                                                        Fidelity Management & Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Growth & Income Portfolio                                                     Fidelity Management & Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Equity Income Portfolio                                                       Fidelity Management & Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Asset Manager SM Portfolio                                                    Fidelity Management & Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------

Franklin Templeton Variable Insurance Products Trust
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Small Cap Fund - Class 2                                                                Franklin Advisers, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin U.S. Government Fund - Class 2                                                          Franklin Advisers, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Mutual Shares Securities Fund - Class 2                                                          Franklin Mutual Advisers, LLC

------------------------------------------------- ---------------------------------------------- ----------------------------------

Templeton Developing Markets Securities Fund -                                                   Templeton Asset Management Ltd.
Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Growth Securities Fund - Class 2                                                       Templeton Global Advisors Limited

------------------------------------------------- ---------------------------------------------- ----------------------------------

ING VP Natural Resources Trust
------------------------------------------------- ---------------------------------------------- ----------------------------------
ING VP Natural Resources Trust                                                                   ING Investments, LLC
------------------------------------------------- ---------------------------------------------- ----------------------------------

INVESCO Variable Investment Funds, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
INVESCO VIF - Real Estate Opportunity Fund                                                       INVESCO Funds Group, Inc.

------------------------------------------------- ---------------------------------------------- ----------------------------------
INVESCO VIF - Health Sciences Fund                                                               INVESCO Funds Group, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
J.P. Morgan Series Trust II
------------------------------------------------- ---------------------------------------------- ----------------------------------
JPMorgan Mid Cap Value Portfolio                                                              J.P. Morgan Investment Management Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
JPMorgan International Equity Portfolio                                                       J.P. Morgan Investment Management Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------










------------------------------------------------- ---------------------------------------------- ----------------------------------

                                     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                          CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
------------------------------------------------- ---------------------------------------------- ----------------------------------

                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- -----------------------------------

AIM Variable Insurance Funds
------------------------------------------------- ---------------------------------------------- ----------------------------------
AIM V.I. Growth Fund                                                                             A I M Advisors, Inc.
(Series I shares)

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R) Variable Insurance Products
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity(R)VIP Growth Opportunities Portfolio                                                     Fidelity Asset Management &
                                                                                                 Research Company
------------------------------------------------- ---------------------------------------------- ----------------------------------

J.P. Morgan Series Trust II
------------------------------------------------- ---------------------------------------------- ----------------------------------
JPMorgan U.S Large Cap Core Equity Portfolio                                                     J.P. Morgan Investment Management
                                                                                                 Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------

Scudder Variable Series I ("VS I")
------------------------------------------------- ---------------------------------------------- ----------------------------------
Scudder VS I Balanced Portfolio                                                                  Deutsche Investment  Management
                                                                                                 Americas, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Scudder VS I International Portfolio                                                             Deutsche Investment  Management
                                                                                                 Americas, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------




------------------------------------------------- ---------------------------------------------- ----------------------------------

                                     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                          CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000
------------------------------------------------- ---------------------------------------------- ----------------------------------
                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
ING VP Natural Resources Trust
------------------------------------------------- ---------------------------------------------- ----------------------------------
ING VP Emerging Markets Fund                                                                     ING Investments, Inc.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Federated Insurance Series
------------------------------------------------- ---------------------------------------------- ----------------------------------
Federated International Equity Fund  II                                                          Federated Investment Management
                                                                                                 Company
------------------------------------------------- ---------------------------------------------- ----------------------------------




In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC (to the extent required by law) and give you notice before doing this.

VOTING RIGHTS Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive by you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard policy owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the fixed account.

FIXED ACCOUNT
The contract also offers a fixed account which credits interest rates that are set and guaranteed by Safeco Life.

Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply to the purchase payment for at least 12 months from the date we receive it.

Thereafter we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again.

Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

TRANSFERS
During the accumulation phase you can transfer money among the portfolios and the fixed account 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the fixed account are limited to a maximum of 10% of the fixed account value per contract year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

     o    your contract;

     o    the amount of the transfer; and

     o    which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Safeco Life registered representative's, or Safeco Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS
You can choose among several investment strategies. We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers may stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment options. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

     Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the fixed account to any of the other portfolios.

     Dollar Cost Averaging transfers from the fixed account are limited to 4% per quarter (1.33% monthly) of your value in the fixed account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the portfolios.

     Appreciation or Interest Sweep. If your contract value is at least $10,000, you can instruct us to automatically transfer (i) up to 10% of your earnings each contract year from the Safeco RST Money Market Portfolio; or
     (ii) up to 10% of earned interest from the fixed account to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account or to the Safeco RST Money Market Portfolio.

     Portfolio Rebalancing. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the fixed account.

     Asset Allocation Program. You may select one of five asset allocation models, each of which represents a combination of portfolios with a different level of risk. We may rely on the expertise of a third party in creating the models. Under the asset allocation program, your purchase payments are allocated to the portfolios in accordance with a model you have selected. Once every quarter, your investment in the portfolios will be adjusted to bring it back in accordance with the model you have selected. Once every year, the portfolios that comprise each model may change, and we will reallocate your investments to match the portfolios in the model you have chosen without authorization from you. We will give you prior notification before we reallocate your investments and you will have the opportunity to terminate your participation in the asset allocation program. Asset allocation can be used with Dollar Cost Averaging and Appreciation or Interest Sweep. The fixed account is not a part of the asset allocation models, however, you can allocate a portion of your investment to the fixed account with the remaining percentages being allocated in accordance with the model selected.

LIMITS ON EXCESSIVE TRANSFERS
Even though we permit the limited use of approved asset allocation programs, the contract and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract owners. Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request if, in our judgment, you are engaging in a pattern of transfer that may disadvantage contract owners or would cause a portfolio to be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected. If you (or your agent) request a transfer by phone, electronically or in writing and that request is restricted or denied, we will notify you in writing the next business day following the date that the request is restricted or denied.

We will continue to monitor the transfer activity occurring among the portfolios, and if we or any affected portfolio believes you are engaging in activity which will potentially hurt the rights or interests of contract owners, we will modify the transfer privileges available under your contract. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet or telephone in making transfers.

We reserve the right to modify transfer privileges at any time if we deem it necessary to protect the interests of contract owners.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect.

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5. CHARGES AND EXPENSES
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There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES
Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the Optional Benefit Charges described below.

     Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each portfolio. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including distribution expenses. The rate of the mortality and expense risk charge will not be increased.

     Asset Related Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
During the accumulation phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you withdraw the entire contract value. This charge is for administrative expenses (see above) and may be changed but may never exceed $35 per contract year. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the income phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your contract value was less than $50,000 when annuity payments began.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, the contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each purchase payment is in your contract. Subsequent purchase payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first contract year and declines one percent each contract year as follows:

------------------------------------------------------------------
Contract Year    1     2    3     4    5     6     7    8    9+
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CDSC            8%    7%    6%   5%    4%   3%    2%    1%   0%
------------------------------------------------------------------

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

     o    annuity payments;

     o    Repetitive Withdrawals taken over life expectancy;

     o    eligible healthcare confinement withdrawals;

     o    death benefits; and

     o    premium taxes.

We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expense. See Section 9 - Other Information.

WITHDRAWAL CHARGE
We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE
You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, Portfolio Rebalancing or Asset Allocation it will not be counted as part of your 12 free transfers.

PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.

OPTIONAL BENEFIT CHARGES
If your contract was purchase on or after May 1, 2004, you may elect optional benefits which require additional charges. The optional benefits available are MGDB-Annual Reset and EEB.

     Minimum Guaranteed Death Benefit-Annual Reset: If you elect the MGDB -Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio you are invested in. This charge is for the cost and risk associated with offering the MGDB - Annual Reset rider. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first. MGDB - Annual Reset is only available for non-qualified contracts, IRAs, and Roth IRAs.

     Earnings Enhancement Benefit: If you elect the EEB rider, we will deduct an additional charge which is equal on an annual basis to 0.15% of the average daily net assets of each portfolio and the fixed account. The charge is for the cost and risk associated with offering the EEB option. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first. EEB is only available for non-qualified contracts.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.

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6. TAXES
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This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Safeco Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

DEATH BENEFITS
Neither of the optional death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS
Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457"), or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

Furthermore, the Internal Revenue Service has recently proposed including the value of "other benefits" provided under annuity contracts for purposes of calculating required minimum distributions from IRAs. These other benefits might include the value of any minimum guaranteed death benefits provided under your Contract. It is unclear at this time whether these benefits will be considered in calculating required minimum distributions or how such calculation will be made. If the IRS does require these benefits to be included in the calculation, however, the amount of your required minimum distribution may be impacted. If you are purchasing a qualified Contract, you should consult a tax adviser.


To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

WITHDRAWALS FROM ROTH IRAS
Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held a Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES
Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

OPTIONAL BENEFIT RIDERS--NON-QUALIFIED CONTRACTS
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS
Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer.

 Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

DIVERSIFICATION
Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

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7. ACCESS TO YOUR MONEY
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Under your contract, money may be accessed:

     o by withdrawing all or some of your money during the accumulation phase;

     o    by taking Repetitive Withdrawals (described below);

     o by receiving payments during the income phase (see Section 2 - Annuity Payments); or

     o when a death benefit is paid to your beneficiary (see Section 8 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract value, an annual administration maintenance charge. There are situations where all or some of these charges don't apply. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

FREE WITHDRAWAL AMOUNT
Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year, but the contingent deferred sales charge may apply.

HEALTHCARE CONFINEMENT
If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends) if:

     o    the confinement began after your contract date;

     o we receive confirmation that your confinement has continued for 30 or more consecutive days (60 or more consecutive days for contracts issued prior to May 1, 2004); and

     o    certain other conditions are met.

REPETITIVE WITHDRAWALS
You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

     o    your life expectancy; or

     o    the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(B)
Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

     o    you attain age 59 1/2;

     o    you leave your job;

     o    you die or become disabled as defined by the Code;

     o    you experience a qualifying hardship (applies to contributions  only);
          or

     o you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM ("TEXAS ORP") Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

     o terminate employment in all eligible Texas institutions of higher education;

     o    retire;

     o    attain age 70 1/2; or o die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE REQUIRMENTS
You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

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8. DEATH BENEFIT
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The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the MGDB-Annual Reset rider and/or the EEB rider. The Death Benefit provisions may be different for contracts issued prior to May 1, 2004. Please refer to your contract for variations.

DEATH DURING THE ACCUMULATION PHASE
If any owner dies during the accumulation phase, the death benefit is payable to the:

     o    surviving owner or joint owner; or if none, then

     o    the surviving primary beneficiary; or if none, then

     o    the surviving contingent beneficiary; or if none, then

     o    the estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

Basic Death Benefit
The basic death benefit is the higher of:
     1) your current contract value (as of the date indicated below); or
     2) if you are a sole owner or the oldest joint owner, the minimum guaranteed death benefit.

The basic minimum guaranteed death benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The minimum guaranteed death benefit is reset on each 8-year contract anniversary until the oldest owner attains age 72. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or is "stepped up" to your contract value on that date, if higher.

Calculation of Death Benefit
We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from each eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment and any other document, forms or information we need.

If we receive due proof of death acceptable to us and written direction from each eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the minimum guaranteed death benefit exceeds the contract value, we will add money to your contract in order to satisfy the minimum guaranteed death benefit. The money added will be allocated to the investment options, in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.

Payment of Death Benefit
The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Under a non-qualified contract, the death benefit may be paid as:

     1) a lump sum payment or series of withdrawals that are completed within five years from the date of death;
         or

     2) annuity payments made over the beneficiary's life or life expectancy. To receive annuity payments, the beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the minimum guaranteed death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

If the age of the Annuitant or Contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.

DEATH DURING THE INCOME PHASE
During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the first election of how to take the death benefit payment. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See
Section 2 - Annuity Payments for more information.

The right to receive the death benefit under Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

     o    surviving owner or joint owner; or if none,

     o    the surviving primary beneficiary; or if none, then

     o    the surviving contingent beneficiary; or if none, then

     o    the estate of the last owner to die.

OPTIONAL DEATH BENEFITS
If your contract was purchased on or after May 1, 2004, there are two optional death benefits available under the contract. You may elect, none, one or both benefits but only at the time you purchase the contract. The optional death benefits are only available for certain contracts as discussed below.

Minimum Guaranteed Death Benefit - Annual Reset ("MGDB - Annual Reset")
If you are under age 75 at the issue date of the contract, you can elect the MGDB - Annual Reset rider. If you elect the MGDB - Annual Reset rider, it will replace the basic minimum guaranteed death benefit described above. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider when you purchase your contract, and we will deduct an additional charge. This rider is only available for non-qualified contracts, IRAs, and Roth IRAs. It is not available for TSA and 457 contracts. Once you have elected the benefit, you cannot cancel it, and the 0.20% annual charge will continue to be deducted, even during periods when the MGDB-Annual Reset would provide no benefit.

If you have elected this rider, the minimum guaranteed death benefit will be reset annually each contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or the contract value on that date, if higher.

The MGDB - Annual Reset rider terminates and the charge is no longer deducted if:

     o    the contract enters the income phase prior to your death; or

     o a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is rescinded.

Earnings Enhancement Benefit ("EEB")
If you are under age 75 on the issue date of the contract, you can elect the EEB rider. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider at the time you purchase your contract, and we will deduct an additional charge. The EEB rider is only available for non-qualified contracts. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole owner's or oldest joint owner's death and will be added to the basic or MGDB-Annual Reset death benefit that is described above.

If the oldest owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.

For purposes of this benefit, we define "earnings" as the amount by which the contract value (when the death benefit is calculated) exceeds the total amount of purchase payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before purchase payments. If any purchase payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the minimum guaranteed death benefit or MGDB-Annual Reset exceeds the contract value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your purchase payments, less withdrawals and charges, excluding any purchase payments made 12 months prior to the date of death or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

     o    the contract enters the income phase prior to your death; or

     o a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is rescinded.

For examples on how the EEB death benefit works, see Appendix A.

LIMITATION ON DEATH BENEFIT
At most, one minimum guaranteed death benefit or if elected, MGDB--Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, for contracts purchased on or after May 1, 2004, the maximum amount that we will add to your contract in order to satisfy the minimum guaranteed death benefit,(or if selected MGDB--Annual Reset benefit),and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment.

BENEFICIARY
The beneficiary under the contract is determined as follows:

     o surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     o    surviving primary beneficiaries; or if none, then

     o    surviving contingent beneficiaries; or if none, then

     o    estate of the last owner to die.

You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

--------------------------------------------------------------------------------
9. OTHER INFORMATION
--------------------------------------------------------------------------------

SAFECO LIFE
Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT
We established Safeco Separate Account C ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the contract are general corporate obligations of Safeco Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

GENERAL ACCOUNT
If you put your money into the fixed account, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The contracts are distributed by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Safeco Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 6% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Safeco Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS
We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

     o    the NYSE is closed (other than customary weekend or holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

     o    the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges (including the contingent deferred sales charge) or crediting additional fixed account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE  INFORMATION
You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by Safeco Life Insurance Company on the Internet at http://www.safecofinancial.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS
The financial statements of Safeco Life and Safeco Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements


--------------------------------------------------------------------------------

================================================================================
                                   APPENDIX A

                    CALCULATION OF EEB OPTIONAL DEATH BENEFIT

     Each example assumes that the MGDB-Annual Reset Rider was not elected.
================================================================================


EXAMPLE 1:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $45,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =      $21,000
           payments  ($45,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =       $8,400
           40% of your Earnings  ($21,000 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =    $53,400
           your Earnings  ($45,000+$8,400)

EXAMPLE 2:
Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the purchase payment made to the contract. On the day we calculate the death benefit, the contract value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $24,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =        $0.00
           payments  ($24,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to
           calculation of benefit or after the date of death (2.50 x $24,000)                  =      $60,000
                                                                                               =        $0.00
           40% of your Earnings  ($0 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =      $24,000
           your Earnings  ($24,000+$0.00)




EXAMPLE 3:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $91,500

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =      $67,500
           payments  ($91,500 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =      $24,000
           40% of your Maximum Allowable Earnings ($60,000 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =    $115,500
           your Maximum Allowable Earnings  ($91,500+$24,000)


EXAMPLE 4:
Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000. Assume that there is a $21,000 subsequent purchase payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $91,500

           Total Amount of Purchase Payments ($24,000 + $21,000 )                              =      $45,000

           Earnings equal to the contract value minus total amount of purchase                 =      $46,500
           payments  ($91,500 - $45,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to
           calculation of benefit or after the date of death (2.50 x $24,000)                  =      $60,000

                                                                                               =      $18,600
           40% of your Earnings  ($46,500 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =     $110,100
           your Earnings  ($91,500+$18,600)








EXAMPLE 5:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the owner was age 72. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $45,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =      $21,000
           payments  ($45,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =       $5,250
           25% of your Earnings  ($21,000 x 25%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 25% of          =      $50,250
           your Earnings  ($45,000+$5,250)




-------------------------------------------------------------------------------
                                   APPENDIX B
                         ACCUMULATION UNIT VALUE HISTORY
-------------------------------------------------------------------------------

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements. This information should be read in conjunction with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                          2003        2002       2001        2000       1999        1998       1997        1996      1995      1994
                          ----        ----       ----        ----       ----        ----       ----        ----      ----      ----

SAFECO RST EQUITY
SUB-ACCOUNT
February 11 value
(initial public offering)                                                                                                   $24.528

December 31 value                  $37.216    $50.938     $57.012    $64.812     $60.124    $48.808     $39.633   $32.209   $25.373
December 31 units                2,530,004  2,838,522   2,942,162  3,069,975   2,488,385  1,868,135   1,055,113   438,184   144,290

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
February 11 value (initial                                                                                                  $13.910
public offering)
December 31 value                  $26.837    $43.664     $37.163    $40.161     $38.556    $38.410     $26.928   $20.668   $14.864
December 31 units                2,745,739  2,941,540   2,911,857  2,830,645   3,132,646  2,188,705  1,244,669    479,054   154,127

SAFECO RST NORTHWEST SUB-ACCOUNT
February 11 value (initial                                                                                                  $10.073
public offering)
December 31 value                  $13.184    $17.573     $19.974    $23.810     $15.611    $15.388     $11.905   $10.737   $10.134
December 31 units                1,178,069  1,299,715   1,435,019    846,780     653,977    445,999     146,690    58,302    22,082

SAFECO RST BOND SUB-ACCOUNT
February 11 value (initial                                                                                                  $16.217
public offering)
December 31 value                  $24.116    $22.688     $21.447    $19.452     $20.536    $19.130     $17.915   $18.045   $15.521
December 31 units                  436,150    421,008     326,834    336,578     331,330    164,114     112,876    35,531    14,107

SAFECO RST MONEY MARKET SUB-ACCOUNT
February 11 value (initial                                                                                                  $13.526
public offering)
December 31 value                  $17.592    $17.572     $17.169    $16.457     $15.951    $15.413     $14.874   $14.370   $13.811
December 31 units                   404,945    458,766     359,908    605,455     764,549    469,011     251,704    98,132   124,541

SAFECO RST SMALL COMPANY VALUE SUB-ACCOUNT
May 1 value (initial public                                                                 $10.000
offering)
December 31 value                  $11.906    $12.651     $10.589    $11.426     $10.040    $12.731         N/A       N/A       N/A
December 31 units                  741,022    586,117     496,362    455,130     458,821    246,308         N/A       N/A       N/A

AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial public                               $10.000
offering)
December 31 value                   $4.748     $6.226      $8.542        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                1,038,843    993,553     746,656        N/A         N/A        N/A         N/A       N/A       N/A

AIM V.I. CAPITAL DEVELOPMENT FUND  (SERIES II SHARES) SUB-ACCOUNT
May 1 value (initial public
offering)
December 31 value                                                        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                                                        N/A         N/A        N/A         N/A       N/A       N/A


AIM V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT
May 1 value (initial public
offering)
December 31 value                                                        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                                                        N/A         N/A        N/A         N/A       N/A       N/A

AIM V.I. GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $3.293     $4.837      $7.423        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                1,183,319  1,082,565     686,073        N/A         N/A        N/A         N/A       N/A       N/A


AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
January 25 value (initial                                                                               $7.020
public offering)
December 31 value                   $9.092    $10.194     $10.718    $11.165     $10.287     $9.008      $7.887       N/A       N/A
December 31 units                1,101,699  1,187,997   1,191,587  1,131,063     962,809    350,262      23,490       N/A       N/A

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
January 25 value (initial                                                                               $5.330
public offering)
December 31 value                   $5.999     $7.640     $10.942    $13.341      $8.244     $7.039      $6.016       N/A       N/A
December 31 units                1,645,762  1,711,144   1,634,762  1,164,188     995,167    467,855      24,432       N/A       N/A

AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1 value (initial public        $10.000
offering)
December 31 value                  $8.698        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  12,888        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A

AMERICAN CENTURY VP ULTRA CLASS II SUB ACCOUNT
May 1 value (initial public
offering)
December 31 value                                 N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                                 N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $8.316     $9.637     $10.103        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                1,032,227    798,746     461,824        N/A         N/A        N/A         N/A       N/A       N/A

DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public                               $10.00
offering)
December 31 value                   $2.567     $4.296      $6.518        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  764,137    632,419     464,842        N/A         N/A        N/A         N/A       N/A       N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public                               $10.00
offering)
December 31 value                   $4.712     $6.726      $8.813        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  471,714    450,769     301,877        N/A         N/A        N/A         N/A       N/A       N/A

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                  $12.105    $11.391     $10.821        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  264,406    186,670      38,344        N/A         N/A        N/A         N/A       N/A       N/A

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public                               $10.000
offering)
December 31 value                   $7.219     $8.791      $9.830        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  653,722    430,034      82,253        N/A         N/A        N/A         N/A       N/A       N/A

DREYFUS STOCK INDEX FUND, INC. -- SERVICE SHARES SUB-ACCOUNT
May 1 value (initial public
offering)
December 31 value                                                                                                               N/A
December 31 units                                                                                                               N/A

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
January 25 value (initial                                                                               $9.870
public offering)
December 31 value                  $11.208    $11.211     $11.215    $12.500     $12.391    $12.236     $10.899       N/A       N/A
December 31 units                  385,601    438,228     447,628    521,564     518,078    300,924      40,629       N/A       N/A

FEDERATED INTERNATIONAL EQUITY FUND II SUB-ACCOUNT
January 25 value (initial                                                                              $10.220
public offering)
December 31 value                  $10.963    $14.394     $20.688    $27.113     $14.866    $12.003     $11.056       N/A       N/A
December 31 units                  254,400    303,888     371,131    271,054     223,162    127,307      34,059       N/A       N/A

FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT (formerly known as Federated Utility Fund II)
January 25 value (initial                                                                              $11.110
public offering)
December 31 value                   $9.770    $13.028     $15.315    $17.058     $17.010    $15.135     $12.117       N/A       N/A
December 31 units                  300,824    352,242     389,767    452,504     415,785    263,094      83,361       N/A       N/A

FIDELITY VIP GROWTH SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $4.817     $6.989      $8.609        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                2,329,179  1,993,324   1,290,296        N/A         N/A        N/A         N/A       N/A       N/A

FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $7.294     $8.871      $9.859        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  576,686    428,048     173,801        N/A         N/A        N/A         N/A       N/A       N/A

FIDELITY VIP CONTRAFUND SUB-ACCOUNT
May 1 value (initial public                                                     $10.000
offering)
December 31 value                   $9.878    $11.051     $12.772    $13.870     $11.317        N/A         N/A       N/A       N/A
December 31 units                2,073,995  2,237,880   2,368,270  1,651,095     153,694        N/A         N/A       N/A       N/A

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
May 1 value (initial public                                                     $10.000
offering)
December 31 value                   $6.150     $7.979      $9.449    $11.554     $11.235        N/A         N/A       N/A       N/A
December 31 units                  942,740    987,350     994,601    813,454     145,263        N/A         N/A       N/A       N/A

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT May 1 value (initial public offering) December 31 value N/A December 31 units N/A

FIDELITY EQUITY INCOME PORTFOLIO SUB-ACCOUNT May 1 value (initial public offering) December 31 value December 31 units

FRANKLIN SMALL CAP FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $4.968     $7.064      $8.454        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  537,973    464,341     305,072        N/A         N/A        N/A         N/A       N/A       N/A

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public                               $10.000
offering)
December 31 value                  $12.468    $11.518     $10.876        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  365,815    162,665       9,830        N/A         N/A        N/A         N/A       N/A       N/A

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public                              $10.000
offering)
December 31 value                   $7.167     $7.279      $8.032        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                   44,189     15,755      15,332        N/A         N/A        N/A         N/A       N/A       N/A

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public        $10.000
offering)
December 31 value                   $7.945        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                   30,722        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public        $10.000
offering)
December 31 value                   $8.477        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                   78,176        N/A         N/A        N/A         N/A        N/A         N/A       N/A       N/A

INVESCO VIF-REAL ESTATE OPPORTUNITY SUB-ACCOUNT
May 1 value (initial public                                                     $10.000
offering)
December 31 value                  $11.056    $10.540     $10.772     $8.491      $8.577        N/A         N/A       N/A       N/A
December 31 units                  324,429    105,012     115,254     24,715      22,885        N/A         N/A       N/A       N/A

INVESCO VIF - HEALTH SCIENCES FUND SUB-ACCOUNT May 1 value (initial public offering) December 31 value December 31 units


JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT (formerly known as U.S. Disciplined
Equity)
May 1 value (initial public                              $10.000
offering)
December 31 value                   $5.779     $7.775      $8.952        N/A         N/A        N/A         N/A       N/A       N/A
December 31 units                  524,722    474,747     314,814        N/A         N/A        N/A         N/A       N/A       N/A

JPMORGAN INTERNATIONAL OPPORTUNITIES SUB ACCOUNT May 1 value (initial public offering) December 31 value December 31 units

JPMORGAN MID CAP VALUE SUB ACCOUNT
May 1 value (initial public
offering) December 31 value December 31 units

ING VP EMERGING MARKETS FUND SUB-ACCOUNT
January 25 value (initial                                                                              $10.350
public offering)
December 31 value                   $6.419     $7.179      $8.097    $13.790      $6.131     $8.670      $9.946       N/A       N/A
December 31 units                  243,879    269,862     304,764    287,537     224,539    192,647      86,353       N/A       N/A

ING VP NATURAL RESOURCES TRUST SUB-ACCOUNT
January 25 value (initial                                                                              $11.330
public offering)
December 31 value                  $12.448    $12.894     $15.557    $13.327     $11.844    $14.952     $14.148       N/A       N/A
December 31 units                  125,887    146,306     176,361    228,420     276,756    304,593      73,555       N/A       N/A

SCUDDER VS I BALANCED SUB-ACCOUNT
February 11 value (initial                                                                                                  $10.435
public offering)
December 31 value                  $17.474    $20.866     $22.527    $23.315     $20.501    $16.872     $13.771   $12.481    $9.988
December 31 units                1,681,001  1,803,631   1,781,520  1,495,102     942,422    784,022     660,227   134,772    49,575

SCUDDER VS I INTERNATIONAL SUB-ACCOUNT
February 11 value (initial                                                                                                  $10.948
public offering)
December 31 value                  $10.568    $13.129     $19.261    $24.947     $16.367    $14.008     $13.022   $11.504   $10.498
December 31 units                  845,620    955,128     990,877    786,748     584,163    595,188     545,285   278,030   137,600



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          SPINNAKER(R) VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by
                            SAFECO SEPARATE ACCOUNT C
                                       and
                          SAFECO LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.
--------------------------------------------------------------------------------

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-472-3326 or write to Safeco Life Insurance Company, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated ______________.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
                                                                           Page
GENERAL INFORMATION...........................................................2
AUDITORS......................................................................2
PURCHASE OF CONTRACTS.........................................................2
CHANGES TO THE SEPARATE ACCOUNT...............................................3
UNDERWRITER...................................................................3
ADDITIONAL TAX INFORMATION....................................................3
   Note.......................................................................3
   General....................................................................4
   Non-Qualified Annuity Contracts............................................4
   Tax Treatment of Withdrawals - Non-qualified Annuity Contracts.............5
   Qualified Contracts........................................................5
   Tax Treatment of Withdrawals - Qualified Contracts.........................6
   Tax Sheltered Annuities - Withdrawal Limitations...........................7
   Income Tax Withholding.....................................................7
   Diversification............................................................8
ANNUITY PROVISIONS............................................................8
   Annuity Unit Value.........................................................8
   Variable Annuity Payments..................................................9
   Fixed Annuity Payments....................................................10
FINANCIAL STATEMENTS.........................................................10

                               GENERAL INFORMATION

Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. We established Safeco Separate Account C ("the Separate Account") to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.


                                    AUDITORS

The financial statements of Safeco Separate Account C at December 31, 2003 and for each of the two years in the period then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance on such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

                              PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                         CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

          o Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;

          o    Add new portfolios or remove existing portfolios;

          o Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investments or if we determine that investment in a portfolio is no longer appropriate in light of the purposes of the separate account;

          o Close subaccounts to allocations of new purchase payments by existing or new contract owners at any time in our discretion;

          o Make subaccounts (including new subaccounts) available to such classes of contracts as we may determine

          o Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

          o Combine the Separate Account with other separate accounts, and/or create new separate accounts;

          o Deregister the separate account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law;

          o Manage the Separate Account under the direction of a committee at any time;

          o Make any changes required by the 1940 Act or other applicable law or regulation; and

          o    Modify the  provisions of the contract to reflect  changes to the
               subaccounts   and  the  Separate   Account  and  to  comply  with
               applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not make any such changes without receiving any necessary approval of the U.S. Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the Separate Account.


                                   UNDERWRITER

Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to an underwriter's agreement with us. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2001, 2002 and 2003, SSI received $6,188,812, $5,031,478 and ____________
in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

                           ADDITIONAL TAX INFORMATION
Note
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment from a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts there may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Non-Qualified Annuity Contracts
Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals - Non-qualified Annuity Contracts
In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Contracts

1. The following described contracts are offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity ("IRA") or Roth Individual Retirement Annuity ("Roth IRA"), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus.

a.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2. The following described contracts are offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
     v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuity

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Tax Treatment of Withdrawals - Qualified Contracts
In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner reaches age 59 1/2 ; (b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses; and (i) distributions made to an owner for first home purchases; (j) distributions due to an IRS levy. The exceptions stated in (d) and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner.

Tax Sheltered Annuities - Withdrawal Limitations
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Income Tax Withholding
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               ANNUITY PROVISIONS

Annuity Unit Value
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments
The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The "Life Annuity with Guaranteed Period" option is described in the prospectus).


         (1)      Assumed number of accumulation units in a portfolio on maturity date..............25,000

         (2)      Assumed value of an accumulation unit in a portfolio at maturity................$12.5000

         (3)      Cash value of contract at maturity, (1) x (2)...................................$312,500

         (4)      Consideration required to purchase $1 of monthly annuity from Variable
                  Annuity Purchase Rate Table......................................................$200.20

         (5)      Amount of first payment from a portfolio, (3) divided by (4)...................$1,560.94

         (6)      Assumed value of annuity unit in a portfolio at maturity........................$13.0000

         (7)      Number of annuity units attributed to a portfolio, (5) divided by (6)...........120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

Fixed Annuity Payments
The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. Safeco Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.






                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.



                          INDEX TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Page




SAFECO SEPARATE ACCOUNT C

Statement of Assets and Liabilities as of December 31, 2003........................................................

Statements of Operations and Changes in Net Assets for the
   Year or Period Ended December 31, 2003 and 2002        .........................................................

Notes to Financial Statements                             .........................................................

Report of Ernst & Young LLP, Independent Auditors         .........................................................

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

Consolidated Balance Sheets as of December 31, 2003 and 2002.......................................................

Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.............................
                                                          .........................................................
Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2003, 2002 and 2001      .........................................................

Consolidated Statements of Comprehensive Income
for the years ended December 31, 2003, 2002 and 2001      .........................................................

Consolidated Statements of  Cash Flows for the years ended December 31, 2003, 2002 and 2001........................

Notes to Consolidated Financial Statements                .........................................................



                            SAFECO SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

a. Financial Statements The following audited financial statements of Safeco Separate Account C and Safeco Life Insurance Company ("Safeco Life") are included in the Statement of Additional Information of this Registration
       Statement:

       Registrant:
           Statements of Assets and Liabilities as of December 31, 2003. Statements of Operations and Changes in Net Assets for the Year or Period Ended December 31, 2003 and 2002.
           Notes to Financial Statements.

       Safeco Life Insurance Company and Subsidiaries:
           Consolidated Balance Sheets as of December 31, 2003 and 2002.
           Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.
           Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.
           Consolidated Statements of Comprehensive Income for the years ended December 31, 2003, 2002 and 2001.
           Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.
           Notes to Consolidated Financial Statements.

b.     Exhibits

Exhibit         Description                                                                  Reference
--------------- ---------------------------------------------------------------------------- ----------------------

1                Resolution of Board of Directors of the Safeco Life authorizing the         1/
                 Separate Account

2               Not Applicable

3               (i)    Principal Underwriter's Agreement                                     1/
                (ii)   Form of Broker-Dealer Selling Agreement                               12/


4.             (i)    Individual  Flexible Premium Deferred Variable Annuity Contract.     Filed Herewith
               (ii)   Earnings   Enhancement  Benefit  Rider                              10/
               (iii)  Minimum Guaranteed Death Benefit - Annual Reset Rider               10/

5.            Application for Annuity  Contract.                                       To Be Filed by Amendment

6.            (i)  Copy of Articles of Incorporation of Safeco as amended 11/26/90.        1/

              (ii) Copy of the Bylaws of Safeco as amended 11/08/01.                       9/

7.            Form of Reinsurance Agreement                                               11/

8.            Participation Agreement (Fidelity VIP I & II)                                5/
                     Form of Sub-Licensing Agreement                                       5/
                     Amendment No. 1 to Participation Agreement (VIP I)                   12/
                     Amendment No. 1 to Participation Agreement (VIP II)                  12/

              Form of Participation Agreement (Fidelity VIP III)                           4/
                     Amendment No. 1 to Participation Agreement (VIP III)                 12/

              Participation Agreement (Lexington)                                          3/

              Participation Agreement (ACVP)                                               9/
                     Amendment No. 1 to Participation Agreement                            9/
                     Amendment No. 2 to Participation Agreement                            9/
                     Amendment No. 3 to Participation Agreement                            9/
                     Form of Amendment No. 4 to Participation Agreement                    13/

              Participation Agreement (AIM)                                                9/
                     Form of Amendment No. 1 to Participation Agreement                    13/

              Form of Participation Agreement (Dreyfus)                                    8/
                     Amendment No. 1 to Participation Agreement                            13/

              Participation Agreement (Franklin Templeton)                                 9/
                     Amendment No. 1 to Participation Agreement                            9/
                     Amendment No. 2 to Participation Agreement                            9/

              Form of Participation Agreement (J.P. Morgan)                                8/
                     Amendment No. 1 to Participation Agreement                            13/

              Participation Agreement (Federated)                                          3/
                     Amendment to Participation Agreement                                  9/
                     Amendment No. 2 to Participation Agreement                            12/

              Participation Agreement (Scudder)                                            2/
                     Reimbursement Agreement (Scudder)                                     2/
                     Participating Contract and Policy Agreement (Scudder)                 2/
                     Services Agreement (Scudder)                                          6/
                     Letter Amendment to Participation Agreement                           12/

              Participation Agreement (INVESCO)                                            9/
                     Amendment No. 1 to Participation Agreement                            9/
                     Amendment No. 2 to Participation Agreement                            12/

9.            Opinion and Consent of Counsel                                               7/

10.           Consent  of  Ernst  and  Young,  LLP  Independent  Auditor            To Be  Filed by
                                                                                      Amendment

11.           Not Applicable

12.           Not Applicable

13.           Not Applicable

14.           Power of Attorney                                                            9/

1/            Incorporated by reference to registration statement of Safeco  Separate Account C filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).

2/            Incorporated by reference to Registrant's  Post-Effective No. 3 to Form N-4 registration statement of Safeco Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

3/            Incorporated  by  reference  to  Registrant's   Post-Effective   Amendment  No.  4  to  Form  N-4
              registration  statement of Safeco  Separate  Account C Amendment  filed with the SEC on April 29,
              1996 (File No. 33-69712).

4/            Incorporated by reference to Pre-Effective  Amendment No. 2 to Form S-6 registration statement of
              Safeco Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

5/            Incorporated by reference to Post-Effective  Amendment No. 14 to Form S-6 registration  statement of Safeco Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

6/            Incorporated by reference to  Post-Effective  Amendment No. 6 on Form N-4 registration  statement of Safeco Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

7/            Incorporated by reference to  Post-Effective  Amendment No. 9 on Form N-4 registration  Statement of Safeco Separate Account C filed with the SEC on April 30, 1999 (File No. 33-69712).

8/            Incorporated by reference to Post-Effective  Amendment No. 10 on Form N-4 registration  Statement of Safeco Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).

9/            Incorporated by reference to Post-Effective  Amendment No. 21 on Form S-6 registration  Statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

10/           Incorporated  by reference to  registration  Statement on Form N-4 of Safeco  Separate  Account C
              filed with the SEC on December 16, 2003 (File No. 333-111216).

11/           Incorporated by reference to Post-Effective  Amendment No. 12 on Form N-4 registration  statement of Safeco Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).

12/           Incorporated by reference to Post-Effective  Amendment No. 22 on Form N-6 registration  statement of Safeco Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

13/           Incorporated by reference to Post-Effective  Amendment No. 26 on Form N-6 registration  statement of Safeco Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).


Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Safeco Life Insurance
Company ("Safeco Life") who is engaged in activities relating to Safeco Separate
Account C or the variable annuity contracts offered through Safeco Separate
Account C.


Name                                               Positions with Safeco          Principal Business Address
------------------------------------------ -------------------------------------- ------------------------------------------

Michael S. McGavick                           Director, Chairman of the Board         Safeco Plaza
                                                                                      Seattle, WA 98185

Randall H. Talbot                                   Director, President               5069 154th Place N.E.,
                                                                                      Redmond, WA 98052.

Roger F. Harbin                             Director, Executive Vice President        5069 154th Place N.E.,
                                                        and Actuary                   Redmond, WA 98052

Christine B. Mead                            Director, Senior Vice President,         Safeco Plaza
                                                         Secretary                    Seattle, WA 98185

Michael E. LaRocco                                       Director                     Safeco Plaza
                                                                                      Seattle, WA 98185

James W. Ruddy                                           Director                     Safeco Plaza
                                                                                      Seattle, WA 98185

Dale E. Lauer                                            Director                     Safeco Plaza
                                                                                      Seattle, WA 98185

Colleen M. Murphy                                Assistant Vice President,            5069 154th Place N.E.,
                                            Controller, and Assistant Secretary       Redmond, WA 98052

Kasey J. Sweet                                           Director                      500 N. Meridian
                                                                                      Indianapolis, IN 46204


Michael J. Kinzer                              Vice President, Chief Actuary          5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

Ronald L. Spaulding                         Director, Vice President, Treasurer       601 Union Street, Suite 2500
                                                                                      Seattle, WA 98101-4074

George C. Pagos                                 Associate General Counsel,            5069 154th Place N.E.,
                                                      Vice President,                 Redmond, WA 98052
                                                    Assistant Secretary

Tommie D. Brooks                                          Actuary                     5069 154th Place N.E.,
                                                                                      Redmond, WA 98052


Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco") established Safeco Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. The organizational Chart will be filed by Amendment.

Item 27.  Number of Contract Owners

As of March 31, 2004, there were ___________ Contract Owners.


Item 28.  Indemnification

Under its Bylaws, Safeco Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco Life or otherwise) by reason of the fact that he or she is or was a director of Safeco Life, or, while a director of Safeco Life, is or was serving at the request of Safeco Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco Life shall extend such indemnification as is provided to directors above to any person, not a director of Safeco Life, who is or was an officer of Safeco Life or is or was serving at the request of Safeco Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco Life pursuant to such provisions of the bylaws or statutes or otherwise, Safeco Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco Life of expenses incurred or paid by a director, officer or controlling person of Safeco Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, Safeco Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

a. Safeco Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for Safeco Life's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each officer and director of the principal underwriter:


             Name                        Positions and Offices               Principal Business Address
                                           with Underwriter
-------------------------------- -------------------------------------- -------------------------------------
Roger F. Harbin                     Director, Senior Vice President         5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

David H. Longhurst                    Vice President, Controller,           4854 154th Place N.E.
                                    Treasurer, Financial Principal          Redmond, WA 98052.
                                             and Secretary

Christine B. Mead                              Director                     Safeco Plaza
                                                                            Seattle, WA 98185

Ronald L. Spaulding                            Director                     601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.

Kevin A. Rowell                                President                    4854 154th Place N.E.
                                                                            Redmond, WA 98052.

c.     During the fiscal year ended December 31, 2003, Safeco Investment
       Services, Inc., through Safeco Securities, Inc., received $___________ in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Safeco
       Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30.  Location of Accounts and Records

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place N.E., Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

1. The Registrant hereby undertakes to:

       a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

Representations

1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

       d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
              (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

       e. Safeco Life represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Safeco Life.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 13.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 17th day of February, 2004.

                                                 Safeco Separate Account C
                                                           Registrant

                                             By:  Safeco Life Insurance Company


                                             By:  /S/ RANDALL H. TALBOT
                                           ------------------------------------
                                                 Randall H. Talbot, President


                                                  Safeco Life Insurance Company
                                                          Depositor


                                            By:  /S/ RANDALL H. TALBOT
                                           ------------------------------------
                                                Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

Name                                                 Title



MICHAEL E. LAROCCO*                                  Director
---------------------------
Michael E. LaRocco


MICHAEL S. MCGAVICK*                        Director and Chairman
--------------------
Michael S. McGavick


/S/ COLLEEN M. MURPHY                       Assistant Vice President,
-------------------------------------       Controller and
Colleen M. Murphy                           Assistant Secretary


RONALD L. SPAULDING*                        Director, Vice President
---------------------------                 and Treasurer
Ronald L. Spaulding


CHRISTINE B. MEAD**                         Director, Senior Vice
---------------------------
Christine B. Mead                           President and Secretary


JAMES W. RUDDY**                            Director
-------------------------------
James W. Ruddy


/S/ ROGER F. HARBIN                        Director, Executive Vice President
---------------------------                and Actuary
Roger F. Harbin



DALE E. LAUER*                              Director
--------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                       Director and President
---------------------                       (Principal Executive Officer)
Randall H. Talbot



/S/ KASEY J. SWEET                          Director
------------------
Kasey J. Sweet







                                             *By:   /S/ ROGER F. HARBIN
                                                   --------------------
                                                     Roger F. Harbin
                                                     Attorney-in-Fact


                                            **By:  /S/ RANDALL H. TALBOT
                                                   -----------------------------
                                                     Randall H. Talbot
                                                     Attorney-in-Fact